Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	¥ 129	¥ 213
One year ago (Gross write-offs)	497	1,091
Two years ago (Gross write-offs)	1,312	1,269
Three years ago (Gross write-offs)	821	2,721
Four years ago (Gross write-offs)	172	426
Prior (Gross write-offs)	5,459	778
Total financing receivables	5,296,674		¥ 5,105,469
Total financing receivables (Gross write-offs)	8,390	6,498
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	943,707		1,673,007
One year ago	1,344,306		829,285
Two years ago	724,876		474,623
Three years ago	389,334		388,324
Four years ago	338,215		319,263
Prior	1,328,759		1,211,160
Total financing receivables	5,069,197		4,895,662
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	770		5,356
One year ago	7,318		22,073
Two years ago	22,010		17,650
Three years ago	21,547		43,841
Four years ago	31,266		13,423
Prior	84,806		60,979
Total financing receivables	167,717		163,322
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	9	213
One year ago (Gross write-offs)	492	928
Two years ago (Gross write-offs)	549	897
Three years ago (Gross write-offs)	217	80
Four years ago (Gross write-offs)	31	6
Prior (Gross write-offs)	97	51
Total financing receivables	2,108,053		2,067,900
Total financing receivables (Gross write-offs)	1,395	2,175
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	14	0
Prior (Gross write-offs)	95	44
Total financing receivables	2,001,575		1,956,816
Total financing receivables (Gross write-offs)	109	44
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	9	213
One year ago (Gross write-offs)	492	928
Two years ago (Gross write-offs)	549	897
Three years ago (Gross write-offs)	217	80
Four years ago (Gross write-offs)	17	6
Prior (Gross write-offs)	2	7
Total financing receivables	40,719		43,210
Total financing receivables (Gross write-offs)	1,286	2,131
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	232,444		358,952
One year ago	302,791		154,694
Two years ago	144,579		159,847
Three years ago	148,640		143,281
Four years ago	136,272		227,594
Prior	1,056,898		936,220
Total financing receivables	2,021,624		1,980,588
Consumer borrowers | Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	221,468		339,308
One year ago	288,462		142,337
Two years ago	136,334		152,451
Three years ago	144,383		142,224
Four years ago	135,926		227,484
Prior	1,056,753		935,996
Total financing receivables	1,983,326		1,939,800
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	10,976		19,644
One year ago	14,329		12,357
Two years ago	8,245		7,396
Three years ago	4,257		1,057
Four years ago	346		110
Prior	145		224
Total financing receivables	38,298		40,788
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	101		586
One year ago	1,480		1,421
Two years ago	1,577		3,101
Three years ago	3,864		2,086
Four years ago	2,166		668
Prior	11,482		11,576
Total financing receivables	20,670		19,438
Consumer borrowers | Non-Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	18		224
One year ago	974		472
Two years ago	728		2,110
Three years ago	2,894		2,057
Four years ago	2,156		666
Prior	11,479		11,487
Total financing receivables	18,249		17,016
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	83		362
One year ago	506		949
Two years ago	849		991
Three years ago	970		29
Four years ago	10		2
Prior	3		89
Total financing receivables	2,421		2,422
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	120	0
One year ago (Gross write-offs)	1	43
Two years ago (Gross write-offs)	364	35
Three years ago (Gross write-offs)	30	2,329
Four years ago (Gross write-offs)	28	14
Prior (Gross write-offs)	1,449	137
Total financing receivables	1,850,367		1,738,136
Total financing receivables (Gross write-offs)	1,992	2,558
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	338,230		301,477
Total financing receivables (Gross write-offs)	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables			86,724
Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	151,269
Total financing receivables (Gross write-offs)	0
Corporate borrowers | Other than non-recourse loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	447,544		415,666
Total financing receivables (Gross write-offs)	0
Corporate borrowers | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	0
Total financing receivables	155,813		131,042
Total financing receivables (Gross write-offs)	0
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	6
Prior (Gross write-offs)	0	119
Total financing receivables	215,988		225,900
Total financing receivables (Gross write-offs)	0	125
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	120	0
One year ago (Gross write-offs)	1	43
Two years ago (Gross write-offs)	364	35
Three years ago (Gross write-offs)	30	2,329
Four years ago (Gross write-offs)	28	8
Prior (Gross write-offs)	1,449	18
Total financing receivables	541,523		577,327
Total financing receivables (Gross write-offs)	1,992	2,433
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	448,294		865,495
One year ago	651,816		246,134
Two years ago	209,508		133,623
Three years ago	107,715		154,928
Four years ago	135,985		42,744
Prior	171,906		175,757
Total financing receivables	1,725,224		1,618,681
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	91,971		225,394
One year ago	186,801		52,292
Two years ago	40,113		10,487
Three years ago	9,680		6,932
Four years ago	6,815		0
Prior	2,850		6,372
Total financing receivables	338,230		301,477
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year			44,762
One year ago			20,079
Two years ago			7,540
Three years ago			886
Four years ago			135
Prior			9,491
Total financing receivables			82,893
Corporate borrowers | Performing | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	49,699
One year ago	48,826
Two years ago	25,318
Three years ago	11,242
Four years ago	2,672
Prior	4,186
Total financing receivables	141,943
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	128,306		205,004
One year ago	135,748		67,092
Two years ago	54,828		33,558
Three years ago	27,430		23,295
Four years ago	21,423		19,072
Prior	79,263		67,088
Total financing receivables	446,998		415,109
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	19,033		57,678
One year ago	54,549		2,458
Two years ago	1,526		8,833
Three years ago	1,426		2,828
Four years ago	0		504
Prior	7,039		6,469
Total financing receivables	83,573		78,770
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	61,020		131,439
One year ago	80,771		38,390
Two years ago	33,578		20,382
Three years ago	13,045		10,761
Four years ago	8,349		6,412
Prior	17,007		17,740
Total financing receivables	213,770		225,124
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	98,265		201,218
One year ago	145,121		65,823
Two years ago	54,145		52,823
Three years ago	44,892		110,226
Four years ago	96,726		16,621
Prior	61,561		68,597
Total financing receivables	500,710		515,308
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	131		2,389
One year ago	3,476		15,254
Two years ago	15,189		9,656
Three years ago	13,664		39,845
Four years ago	27,472		11,919
Prior	65,211		40,392
Total financing receivables	125,143		119,455
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year			0
One year ago			0
Two years ago			67
Three years ago			0
Four years ago			0
Prior			3,764
Total financing receivables			3,831
Corporate borrowers | Non-Performing | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0
One year ago	79
Two years ago	225
Three years ago	858
Four years ago	1,078
Prior	7,086
Total financing receivables	9,326
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		0
One year ago	0		0
Two years ago	0		0
Three years ago	5		0
Four years ago	0		8
Prior	541		549
Total financing receivables	546		557
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		104
One year ago	0		6,964
Two years ago	10,149		6,586
Three years ago	9,814		8,013
Four years ago	13,074		4,326
Prior	39,203		26,279
Total financing receivables	72,240		52,272
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		415
One year ago	414		58
Two years ago	54		130
Three years ago	128		11
Four years ago	11		76
Prior	1,611		86
Total financing receivables	2,218		776
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	131		1,870
One year ago	2,983		8,232
Two years ago	4,761		2,873
Three years ago	2,859		31,821
Four years ago	13,309		7,509
Prior	16,770		9,714
Total financing receivables	40,813		62,019
Loans to Equity Method Investees
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	37
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	0	0
Total financing receivables	137,585		132,053
Total financing receivables (Gross write-offs)	0	37
Loans to Equity Method Investees | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	2,158		515
One year ago	524		111,724
Two years ago	116,475		2,028
Three years ago	2,018		0
Four years ago	20		1,583
Prior	15,046		14,858
Total financing receivables	136,241		130,708
Loans to Equity Method Investees | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	1		0
One year ago	4		0
Two years ago	0		0
Three years ago	0		0
Four years ago	0		0
Prior	1,339		1,345
Total financing receivables	1,344		1,345
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	57
Four years ago (Gross write-offs)	0	255
Prior (Gross write-offs)	3,659	296
Total financing receivables (Gross write-offs)	3,659	608
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		0
One year ago	0		52
Two years ago	0		14
Three years ago	0		476
Four years ago	0		86
Prior	5,786		19,497
Total financing receivables	5,786		20,125
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0		0
One year ago	0		0
Two years ago	0		0
Three years ago	0		31
Four years ago	0		0
Prior	213		1,233
Total financing receivables	213		1,264
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	4	120
Two years ago (Gross write-offs)	399	337
Three years ago (Gross write-offs)	574	218
Four years ago (Gross write-offs)	113	151
Prior (Gross write-offs)	254	294
Total financing receivables	1,200,669		1,167,380
Total financing receivables (Gross write-offs)	1,344	1,120
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	2	3
Two years ago (Gross write-offs)	39	49
Three years ago (Gross write-offs)	117	97
Four years ago (Gross write-offs)	93	122
Prior (Gross write-offs)	238	250
Total financing receivables	615,211		618,963
Total financing receivables (Gross write-offs)	489	521
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	2	117
Two years ago (Gross write-offs)	360	288
Three years ago (Gross write-offs)	457	121
Four years ago (Gross write-offs)	20	29
Prior (Gross write-offs)	16	44
Total financing receivables	585,458		548,417
Total financing receivables (Gross write-offs)	855	¥ 599
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	260,811		448,045
One year ago	389,175		316,681
Two years ago	254,314		179,111
Three years ago	130,961		89,639
Four years ago	65,938		47,256
Prior	79,123		64,828
Total financing receivables	1,180,322		1,145,560
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	100,754		199,069
One year ago	174,961		145,491
Two years ago	124,968		101,351
Three years ago	83,219		67,720
Four years ago	53,501		40,680
Prior	73,321		60,287
Total financing receivables	610,724		614,598
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	160,057		248,976
One year ago	214,214		171,190
Two years ago	129,346		77,760
Three years ago	47,742		21,919
Four years ago	12,437		6,576
Prior	5,802		4,541
Total financing receivables	569,598		530,962
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	537		2,381
One year ago	2,358		5,398
Two years ago	5,244		4,893
Three years ago	4,019		1,879
Four years ago	1,628		836
Prior	6,561		6,433
Total financing receivables	20,347		21,820
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	31		160
One year ago	337		628
Two years ago	784		763
Three years ago	793		808
Four years ago	763		500
Prior	1,779		1,506
Total financing receivables	4,487		4,365
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	506		2,221
One year ago	2,021		4,770
Two years ago	4,460		4,130
Three years ago	3,226		1,071
Four years ago	865		336
Prior	4,782		4,927
Total financing receivables	¥ 15,860		¥ 17,455